Share-based payments (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of Changes in Founders' Warrants, Warrants and Free Shares
The number of stock options, founders’ warrants, warrants and free shares outstanding on June 30, 2026 and their main characteristics, are detailed below:

Founders’ warrants outstanding as of June 30, 2026

	BSPCE 2016 O	BSPCE 2016 P	BSPCE 2017 O	BSCPE 2017
Date of the shareholders' meeting	25-Jun-15	25-Jun-15	23-Jun-16	23-Jun-16
Date of grant by the Executive Board	2-Feb-16	2-Feb-16	7-Jan-17	7-Jan-17
Total number of BSPCEs authorized	450,000	450,000	450,000	450,000
Total number of BSPCEs granted	126,400	129,250	117,650	80,000
Total number of shares to which the BSPCE were likely to give right on the date of their grant	126,400	129,250	117,650	80,000
the number of which that may be subscribed by corporate officers:	23,500	23,500	26,400	32,000
the number that can be subscribed by Laurent LEVY	23,500	23,500	26,400	32,000
Number of beneficiaries who are not corporate officers	43	50	42	3
Starting date for the exercise of the BSPCE	02/02/2017	02/02/2016	01/07/2017	01/07/2017
BSPCE expiry date	02/02/2026	02/02/2026	01/07/2027	01/07/2027
BSPCE exercise price	€14.46	€14.46	€15.93	€15.93
Number of shares subscribed as of June 30, 2026	62,650	63,250	42,350	30,000
Total number of BSPCEs lapsed or cancelled as of June 30, 2026	63,750	66,000	20,600	—
Total number of BSPCEs outstanding as of June 30, 2026	—	—	54,700	50,000
Total number of shares available for subscription as of June 30, 2026	—	—	54,700	50,000
Maximum total number of shares that may be subscribed for upon exercise of all outstanding BSPCEs (assuming that all the conditions for the exercise of the related BSPCEs are met)	—	—	54,700	50,000

Warrants outstanding as of June 30, 2026

	BSA 2018-2	BSA 2019-1	BSA 2020	BSA 2021 (a)
Date of the shareholders’ meeting	23-May-18	23-May-18	11-Apr-19	30-Nov-20
Date of grant by the Executive Board	27-Jul-18	29-Mar-19	17-Mar-20	20-Apr-21
Maximum number of BSAs authorized	140,000	140,000	500,000	650,000
Total number of BSAs granted	5,820	18,000	18,000	48,103
Number of shares to which the BSA were likely to give right on the date of their grant	5,820	18,000	18,000	48,103
including the total number of shares that may subscribed by the corporate officers of the Company	—	12,700	14,024	—
Relevant officers:
Anne-Marie GRAFFIN	—	2,900	3,843	—
Enno SPILLNER	—	4,000	3,829	—
Alain HERRERA	—	2,900	3,195	—
Gary PHILLIPS	—	—	—	—
Number of beneficiaries who are not corporate officers	1	1	1	1
Starting date for the exercise of the BSA	07/27/18	03/29/19	03/17/20	04/20/21
BSA expiry date	07/27/28	03/29/29	03/17/30	04/20/31
BSA issue price	€2.36	€1.15	€0.29	€2.95
Exercise price per BSA	€16.10	€11.66	€6.59	€13.47
Number of shares subscribed as of June 30, 2026	—	—	—	—
Total number of forfeited or cancelled BSAs as of June 30, 2026	—	—	—	33,672
Total number of BSAs outstanding as of June 30, 2026	5,820	18,000	18,000	14,431
Total number of shares available for subscription as of June 30, 2026 (considering the conditions of exercise of the BSAs)	—	—	—	14,431
Maximum total number of shares that may be subscribed for upon exercise of all outstanding BSAs (assuming that all the conditions for the exercise of said BSAs are met)	5,820	18,000	18,000	14,431
Free shares outstanding as at June 30, 2026

AGA 2026 - P
Date of the shareholders’ meeting	05/19/2025
Date of grant by the Executive Board	06/08/2026
Total number of AGAs authorized	1,800,000
Total number of AGAs granted	1,663,202
Total number of shares to which the AGAs were likely to give right on the date of their grant	1,663,202
including the number granted to corporate officers:	1,200,000
the number granted to Laurent LEVY subject to the two-year acquisition period	650,000
the number granted by Anne-Juliette HERMANT subject to the two-year acquisition period	130,000
the number granted by Bart VAN RHIJN subject to the two-year acquisition period	220,000
the number granted by Louis KAYITALIRE subject to the two-year acquisition period	200,000
Number of beneficiaries who are not corporate officers	94
Date of acquisition (end of the acquisition period)	06/08/2028
Number of shares issued as of June 30, 2026	—
Total number of AGAs lapsed or cancelled as of June 30, 2026	—
Total number of AGAs outstanding as of June 30, 2026	1,663,202
Total number of shares that may be issued	1,663,202
Duration of the holding period	1 year

	BSPCE	BSA	OSA	AGA	Total
Total number of shares underlying grants outstanding as of June 30, 2026	104,700	56,251	4,554,989	1,663,202	6,379,142

Schedule of Changes in Share Options
Stock options outstanding as of June 30, 2026

	OSA 2016-1 P	OSA 2016-2	OSA 2017 O	OSA 2018	OSA 2019-1	OSA 2019 LLY	OSA 2020	OSA 2021-04 O
Date of the shareholders’ meeting	25-Jun-15	23-Jun-16	23-Jun-16	14-Jun-17	23-May-18	11-Apr-19	11-Apr-19	30-Nov-20
Date of grant by the Executive Board	02-Feb-16	03-Nov-16	07-Jan-17	6-Mar-18	29-Mar-19	24-Oct-19	11-Mar-20	20-Apr-21
Total number of OSAs authorized	450,000	450,000	450,000	526,800	648,000	500,000	500,000	850,000
Total number of OSAs granted	6,400	4,000	3,500	62,000	37,500	500,000	407,972	143,200
Total number of shares to which the OSAs were likely to give right on the date of their grant	6,400	4,000	3,500	62,000	37,500	500,000	407,972	143,200
including the number that may be subscribed or purchased by corporate officers:	—	—	—	—	—	500,000	180,000	—
the number that can be subscribed by Laurent LEVY	—	—	—	—	—	500,000	120,000	—
the number that can be subscribed by Anne-Juliette HERMANT	—	—	—	—	—	—	60,000	—
the number that can be subscribed by Bart VAN RHIJN	—	—	—	—	—	—	—	—
the number that can be subscribed by Louis KAYITALIRE	—	—	—	—	—	—	—	—
Number of beneficiaries who are not corporate officers	2	1	2	5	12	—	104	13
Starting date for the exercise of the OSA	02/02/2017	11/03/2017	01/08/2018	03/07/2019	03/30/2021	10/24/2019	03/11/2021	04/20/22
OSA expiry date	02/02/2026	11/03/2026	01/07/2027	03/06/2028	03/29/2029	10/24/2029	03/11/2030	04/20/31
Exercise price per OSA	€13.05	€14.26	€14.97	€12.87	€11.08	€6.41	€6.25	€13.74
Number of shares subscribed as of June 30, 2026	—	—	—	—	—	—	61,400	14,200
Total number of lapsed or cancelled OSAs as of June 30, 2026	6,400	—	3,000	12,000	12,750	—	47,265	104,668
Total number of OSAs outstanding as of June 30, 2026	—	4,000	500	50,000	24,750	500,000	299,307	24,332
Maximum number of shares available for subscription as of June 30, 2026 (given the vesting conditions of the OSAs)	—	4,000	500	50,000	24,750	300,000	299,307	24,332
Maximum total number of shares that may be subscribed for upon exercise of all outstanding OSAs (assuming that all the conditions for the exercise of said OSAs are met)	—	4,000	500	50,000	24,750	500,000	299,307	24,332

	OSA 2021-04 P	OSA 2021-06 P	OSA 2021-06 O	OSA 2022-06 P	OSA 2022-06 O	OSA 2023-01 O	OSA 2024-01 O	OSA 2025-01 O	OSA 2025-02 O
Date of the shareholders’ meeting	30-Nov-20	30-Nov-20	28-Apr-21	30-Nov-20	28-Apr-21	20-jun-2023	20-Jul-23	28-May-2024	28-May-2024
Date of grant by the Executive Board	20-Apr-21	21-Jun-21	21-Jun-21	22-Jun-22	22-Jun-22	20-Jul-23	23-May-24	18-Feb-25	16-May-25
Total number of OSAs authorized	1,000,000	1,000,000	850,000	1,000,000	850,000	1,700,000	1,700,000	1,700,000	1,700,000
Total number of OSAs granted	428,000	60,000	60,000	170,400	410,500	338,860	1,224,780	8,000	1,241,005
Total number of shares to which the OSAs were likely to give right on the date of their grant	428,000	60,000	60,000	170,400	410,500	338,860	1,224,780	8,000	1,241,005
including the number that may be subscribed or purchased by corporate officers:	240,000	60,000	60,000	—	245,000	298,860	930,000	—	945,000
the number that can be subscribed by Laurent LEVY	180,000	—	—	—	150,000	200,116	500,000	—	505,000
the number that can be subscribed by Anne-Juliette HERMANT	60,000	—	—	—	35,000	33,354	90,000	—	100,000
the number that can be subscribed by Bart VAN RHIJN	—	60,000	60,000	—	60,000	65,390	180,000	—	190,000
the number that can be subscribed by Louis KAYITALIRE	—	—	—	—	—	—	160,000	—	150,000
Number of beneficiaries who are not corporate officers	14	—	—	83	49	2	107	2	105
Starting date for the exercise of the OSA	04/20/22	06/21/22	06/21/22	06/22/23	06/22/23	7/20/2023	5/23/2024	2/18/2025	5/16/2025
OSA expiry date	04/20/31	06/21/31	06/21/31	06/22/32	06/22/32	7/20/2033	5/23/2034	2/18/2035	5/16/2035
Exercise price per OSA	€13.74	€12.99	€12.99	€4.16	€4.16	€5.00	€5.81	€3.36	€2.97
Number of shares subscribed as of June 30, 2026	20,800	—	—	5,905	21,084	—	37,041	—	12,197
Total number of lapsed or cancelled OSAs as of June 30, 2026	87,400	—	—	46,700	30,500	20,000	6,117	—	1,700
Total number of OSAs outstanding as of June 30, 2026	319,800	60,000	60,000	117,795	358,916	318,860	1,181,622	8,000	1,227,108
Maximum number of shares available for subscription as of June 30, 2026 (given the vesting conditions of the OSAs)	183,560	36,000	60,000	76,315	358,916	212,573	777,095	2,666	401,345
Maximum total number of shares that may be subscribed for upon exercise of all outstanding OSAs (assuming that all the conditions for the exercise of said OSAs are met)	319,800	60,000	60,000	117,795	358,916	318,860	1,181,622	8,000	1,227,108

	BSPCE	BSA	OSA	AGA	Total
Total number of shares underlying grants outstanding as of June 30, 2026	104,700	56,251	4,554,989	1,663,202	6,379,142

Schedule of Number of Founders' Warrants, Warrants and Free Shares Outstanding and Their Characteristics
As of June 30, 2026, the details of active share-based payment plans with remaining IFRS 2 expense are presented in the tables below, reflecting the assumptions related to the probability that the non-market performance conditions will be met and the ongoing accounting impact for the period:

OSA	Share price (in euros)	Exercise price (in euros)	Volatility	Maturity (in years)	Risk-free rate	Yield	Value of initial plan (in thousands of euros)	Expense for the first half of 2026 (in thousands of euros)	Expense for the first half of 2025 (in thousands of euros)
OSA 2021-04 P	13.60	13.74	39.10%	10	0.03%	0.00%	1,816	69	48
OSA 2021-06 P	12.20	12.99	39.10%	10	0.13%	0.00%	212	12	12
OSA 2022-06 P	3.68	4.16	40.08%	10	2.28%	0.00%	80	2	—
OSA 2022-06 O	3.68	4.16	42.06% - 41.21% - 40.65%	5.5 / 6 /6.5	1.83% / 1.87% / 1.90%	0.00%	580	—	23
OSA 2023-01 O	6.75	5.00	45.07% - 44.11% - 43.41%	5.5 / 6 /6.5	2.85% /2.83% / 2.82%	0.00%	1,255	66	164
OSA 2024-01 O	5.19	5.81	53.30% - 51.90% - 50.70%	5.4 / 5.9 / 6.4	3.00% / 3.02% / 3.02%	0.00%	3,107	371	837
OSA 2025-01 O	3.65	3.36	47.18% / 47.43% / 47.57%	5.4 / 5.9 / 6.4	2.83% / 2.91% / 2.98%	0.00%	15	3	3
OSA 2025-02 O	3.74	2.97	47.56% / 47.32% / 47.43%	5.4 / 5.9 / 6.4	2.53% / 2.61% / 2.70%	0.00%	2,523	656	186
Total OSA	n.a.	n.a.	n.a.	n.a.	n.a.	n.a.	n.a.	1,178	1,273

AGA	Share price (in euros)	Exercise price (in euros)	Volatility	Maturity (in years)	Risk-free rate	Yield	Value of initial plan (in thousands of euros)	Expense for the first half of 2026 (in thousands of euros)	Expense for the first half of 2025 (in thousands of euros)
AGA 2023 - P1	4.87	0.00	n.a.	n.a.	3% / 3.2%	0.00%	2,071	—	446
AGA 2023 - P2	4.87	0.00	n.a.	n.a.	3% /3.2%	0.00%	2,130	—	442
AGA 2026-P	31.46	0.00	n.a.	n.a.	n.a.	0.00%	52,324	1,599	—
Total AGA	n.a.	n.a.	n.a.	n.a.	n.a.	n.a.	n.a.	1,599	888

(in thousands of euros)	OSA	AGA	Total
Expense for the year ended June 30, 2026	1,178	1,599	2,777

(in thousands of euros)	OSA	AGA	Total
Expense for the year ended June 30, 2025	1,273	888	2,161

Schedule of Number of Shares Options Outstanding and Their Characteristics

OSA	Share price (in euros)	Exercise price (in euros)	Volatility	Maturity (in years)	Risk-free rate	Yield	Value of initial plan (in thousands of euros)	Expense for the first half of 2026 (in thousands of euros)	Expense for the first half of 2025 (in thousands of euros)
OSA 2021-04 P	13.60	13.74	39.10%	10	0.03%	0.00%	1,816	69	48
OSA 2021-06 P	12.20	12.99	39.10%	10	0.13%	0.00%	212	12	12
OSA 2022-06 P	3.68	4.16	40.08%	10	2.28%	0.00%	80	2	—
OSA 2022-06 O	3.68	4.16	42.06% - 41.21% - 40.65%	5.5 / 6 /6.5	1.83% / 1.87% / 1.90%	0.00%	580	—	23
OSA 2023-01 O	6.75	5.00	45.07% - 44.11% - 43.41%	5.5 / 6 /6.5	2.85% /2.83% / 2.82%	0.00%	1,255	66	164
OSA 2024-01 O	5.19	5.81	53.30% - 51.90% - 50.70%	5.4 / 5.9 / 6.4	3.00% / 3.02% / 3.02%	0.00%	3,107	371	837
OSA 2025-01 O	3.65	3.36	47.18% / 47.43% / 47.57%	5.4 / 5.9 / 6.4	2.83% / 2.91% / 2.98%	0.00%	15	3	3
OSA 2025-02 O	3.74	2.97	47.56% / 47.32% / 47.43%	5.4 / 5.9 / 6.4	2.53% / 2.61% / 2.70%	0.00%	2,523	656	186
Total OSA	n.a.	n.a.	n.a.	n.a.	n.a.	n.a.	n.a.	1,178	1,273

(in thousands of euros)	OSA	AGA	Total
Expense for the year ended June 30, 2026	1,178	1,599	2,777

(in thousands of euros)	OSA	AGA	Total
Expense for the year ended June 30, 2025	1,273	888	2,161